Debt (Unsecured Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Debt Instrument [Line Items]
Total outstanding indebtedness, excluding fair value adjustments	$ 29,115,534,000
Amount allowed to be repurchased as a percentage of outstanding principal	100.00%
AerCap Aviation Notes [Member]
Debt Instrument [Line Items]
Face amount	300,000,000
Stated interest rate	6.375%
Acquisition Notes [Member]
Debt Instrument [Line Items]
Face amount	2,600,000,000
2017 Notes [Member]
Debt Instrument [Line Items]
Face amount	400,000,000
Stated interest rate	2.75%
2019 Notes [Member]
Debt Instrument [Line Items]
Face amount	1,100,000,000
Stated interest rate	3.75%
2021 Notes [Member]
Debt Instrument [Line Items]
Face amount	1,100,000,000
Stated interest rate	4.50%
5.00% Notes [Member]
Debt Instrument [Line Items]
Face amount	800,000,000
Stated interest rate	5.00%
Unsecured Debt [Member]
Debt Instrument [Line Items]
Face amount	14,900,000,000
Unsecured Debt [Member] | ILFC Legacy Notes [Member]
Debt Instrument [Line Items]
Face amount	$ 8,500,000,000
Spread over reference rate	1.95%
Unsecured Debt [Member] | Minimum [Member] | ILFC Legacy Notes [Member]
Debt Instrument [Line Items]
Stated interest rate	3.875%
Unsecured Debt [Member] | Maximum [Member] | ILFC Legacy Notes [Member]
Debt Instrument [Line Items]
Stated interest rate	8.875%